Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	PROTERRA INC
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3711
Entity Tax Identification Number	98-1551379
Entity Address, Address Line One	1815 Rollins Road
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	864
Local Phone Number	438-0000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820630
Amendment Flag	false